UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:  _____

This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holding entries

Institutional Manager Filing this Report:

Name:		Sageworth Trust Company
Address:	160 North Pointe Blvd., Suite 200
		Lancaster, PA 17601

13F File Number: 028-13708

This institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		David K. Kruft
Title:  	General Counsel
Phone:		(717) 735-8000

Signature, Place and Date of Signing

/s/ David K. Kruft		Lancaster, PA		     February 12, 2013
	(Signature)		(City, State)			(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

028-11964			Aperio Group, LLC
028-00096			Capital Guardian Trust Co
028-00268			Cooke & Bieler LP
028-10968			Epoch Investment Partners, Inc
028-10663			Hamlin Capital Management, LLC
028-02777			GW Capital, Inc
028-04458			Parametric Portfolio Associates
028-01669			Pinnacle Associates Ltd

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

FORM 13F Information Table Entry Total: 20

FORM 13F Information Table Value Total: $131,578 (thousands)

List of Other Included Managers:  NONE

Provide of numbered list of the name(s) and Form 13F file number(s) of all institution investment managers with respect to which this report is filed, other than the managers filing this form.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     6396    97648 SH       Sole                    97648
ADELPHIA COMMUNICATIONS CL ESC COM              006ESC917        1    50000 SH       Sole                    50000
ADELPHIA RECOVERY TR CVV ACC-7 COM              00685R870        0    50000 SH       Sole                    50000
ALLIED IRISH BKS PLC           COM              001978006       23    70670 SH       Sole                    70670
AT&T INC CMN                   COM              00206r102      279     8264 SH       Sole                     8264
GLOBAL S FTSE NORWAY 30        COM              37950E747      348    22808 SH       Sole                    22808
GLOBAL X URANIUM ETF           COM              37950E754     1042   160025 SH       Sole                   160025
ISHARES CORE S&P 500 ETF       COM              464287200     4526    31616 SH       Sole                    31616
ISHARES INC MSCI CDA INDEX     COM              464286509     4027   141800 SH       Sole                   141800
ISHARES TR MSCI EAFE IDX       COM              464287465    11732   206334 SH       Sole                   206334
JOHNSON & JOHNSON CMN          COM              478160104      619     8834 SH       Sole                     8834
LARAMIDE RES LTD               COM              51669T101       16    20000 SH       Sole                    20000
MARKET VECTORS ETF TR GOLD MIN COM              57060U100     2551    55000 SH       Sole                    55000
MARKET VECTORS JUNIOR GOLD MIN COM              57060U589      261    13200 SH       Sole                    13200
PINETREE CAPITAL LTD           COM              723330106       45    52000 SH       Sole                    52000
SPDR GOLD TRUST ETF            COM              78463v107     2580    15926 SH       Sole                    15926
SPDR S&P 500 ETF TRUST         COM              78462F103    52966   371926 SH       Sole                   371926
VANGUARD TAX-MANAGED EUROPE PA COM              921943858    20824   591073 SH       Sole                   591073
VANGUARD TOTAL INTERNATIONAL S COM              921909768    20420   433828 SH       Sole                   433828
WISDOMTREE TRUST JP TOTAL DIVI COM              97717W851     2922    79231 SH       Sole                    79231